[GRAPHIC APPEARS HERE]	Robert Zivnuska Principal Counsel 400 Howard Street San Francisco, CA 94105 Telephone +1 415 597 2779 Robert.Zivnuska@barclaysglobal.com

November 17, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares Trust
        Securities Act File No. 333-92935;
        Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares S&P India Nifty 50 Index Fund, a series of the Trust, dated November 16, 2009, do not differ from those contained in Post-Effective Amendment No. 327 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 16, 2009.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 597-2779.

Yours truly,

  /s/ Robert Zivnuska

Robert Zivnuska

cc:                Benjamin J. Haskin Esq.